Income Tax Note: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Details
Federal loss carryforwards	$ 1,002,407	$ 824,272
Foreign loss carryforwards	477,224	471,928
Mineral properties (deferred tax asset)	55,134	40,997
Deferred income tax assets, gross	1,534,765	1,337,197
Valuation allowance (deferred tax assets)	$ (1,534,765)	$ (1,337,197)